4. ACCOUNTING POLICIES (Details) $ in Millions	Dec. 31, 2018 USD ($)
Accounting Policies
Operating lease commitments	$ 10.5
Discount using incremental borrowing rate of 58.16% as of 01.01.2019	(2.4)
Exchange differences on translation	(0.1)
Lease liability	$ 8.0